22. DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current assets	R$ 90,500	R$ 198,000
Current liabilities	(299,500)	529,600
Designated as Cash Flow Hedge [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	27,500	197,400
Liabilities	(208,800)	(222,900)
Designated as Cash Flow Hedge [Member] | Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(6,800)	(1,800)
Designated as Cash Flow Hedge [Member] | Commodities (Soy Meal) Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(3,000)	(900)
Designated as Cash Flow Hedge [Member] | Currency Option Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(25,900)	(35,100)
Designated as Cash Flow Hedge [Member] | Deliverable Forwards Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets		(300)	R$ (33,800)
Designated as Cash Flow Hedge [Member] | Commodities (Corn) Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(4,600)	(600)
Designated as Cash Flow Hedge [Member] | Exchange Rate Contracts Currency (Swap) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(166,300)	(184,200)
Designated as Cash Flow Hedge [Member] | Commodities Soybean Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(100)
Designated as Cash Flow Hedge [Member] | Com option contract [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(600)
Designated as Cash Flow Hedge [Member] | Soybean option contract [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(1,500)
Designated as Cash Flow Hedge [Member] | Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	1,100	76,300
Designated as Cash Flow Hedge [Member] | Currency Option Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	23,600	118,700
Designated as Cash Flow Hedge [Member] | Non-Deliverable Forward of Commodities (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	800	2,400
Designated as Cash Flow Hedge [Member] | Commodities Soy Non-Deliverable Forward of Commodities (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	1,100
Designated as Cash Flow Hedge [Member] | Com option contract [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	800
Designated as Cash Flow Hedge [Member] | Commodities Soybean Oil Non Deliverable Forward [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	100
Non Derivatives Designated as Cash Flow Hedges [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	63,000	400
Liabilities	(10,600)	(306,700)
Non Derivatives Designated as Cash Flow Hedges [Member] | Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(2,000)	(83,000)
Non Derivatives Designated as Cash Flow Hedges [Member] | Exchange Rate Contracts Currency (Swap) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(86,500)	(218,500)
Non Derivatives Designated as Cash Flow Hedges [Member] | Dollar future contracts - BM&FBovespa
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	(200)	(5,200)
Non Derivatives Designated as Cash Flow Hedges [Member] | Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets			10,700
Non Derivatives Designated as Cash Flow Hedges [Member] | Non-Deliverable Forward of Commodities (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets			R$ 2,200
Non Derivatives Designated as Cash Flow Hedges [Member] | Exchange Rate Contracts Currency (Swap) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	25,100	400
Non Derivatives Designated as Cash Flow Hedges [Member] | Dollar Future Contracts - BM&FBOVESPA [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Non Derivatives Designated as Cash Flow Hedges [Member] | Non deliverable forward of currency [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	36,400
Non Derivatives Designated as Cash Flow Hedges [Member] | Currency Option Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	R$ 1,500